Business Combination (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net loss attributable to non-controlling interest	$ (2,450)	$ (510)	$ (18,418)	$ (2,863)
Gresham Worldwide Inc [Member]
Business Acquisition [Line Items]
Net Sales	8,293	7,244	28,825	25,580
Cost of Sales	5,880	4,751	20,227	17,231
Operating expenses	4,284	2,984	12,136	11,340
Other income	807	(19)	987	(321)
Income tax provision	7		123	(193)
Net loss attributable to non-controlling interest	14	(13)	680	(243)
Net loss attributable to common stockholders	(1,070)	(497)	$ (3,722)	$ (3,106)
Basic loss per common share			$ (1.27)	$ (1.06)
Diluted loss per common share			$ (1.27)	$ (1.06)
Weighted average shares outstanding, basic			2,920	2,920
Weighted average shares outstanding, diluted			2,920	2,920
Giga Tronics Incorporated [Member]
Business Acquisition [Line Items]
Net Sales	430	1,436	$ 5,651	$ 10,319
Cost of Sales	680	1,036	5,151	6,633
Operating expenses	1,670	1,555	18,426	5,944
Other income	527	(17)	1,276	115
Income tax provision
Net loss attributable to non-controlling interest
Net loss attributable to common stockholders	(1,394)	(1,174)	$ (19,202)	$ (2,373)
Basic loss per common share			$ (6.90)	$ (0.85)
Diluted loss per common share			$ (6.90)	$ (0.85)
Weighted average shares outstanding, basic			2,782	2,782
Weighted average shares outstanding, diluted			2,782	2,782
Proforma Adjustments [Member]
Business Acquisition [Line Items]
Net Sales
Cost of Sales
Operating expenses
Other income
Income tax provision
Net loss attributable to non-controlling interest
Net loss attributable to common stockholders
Proforma Unaudited [Member]
Business Acquisition [Line Items]
Net Sales	8,723	8,680	34,476	35,899
Cost of Sales	6,560	5,787	25,378	23,864
Operating expenses	5,954	4,539	30,562	17,284
Other income	1,334	(36)	2,263	(206)
Income tax provision	7		123	(193)
Net loss attributable to non-controlling interest	14	(13)	680	(243)
Net loss attributable to common stockholders	$ (2,464)	$ (1,671)	$ (22,924)	$ (5,479)
Basic loss per common share			$ (4.02)	$ (0.96)
Diluted loss per common share			$ (4.02)	$ (0.96)
Weighted average shares outstanding, basic			5,702
Weighted average shares outstanding, diluted			5,702